Explanatory Note
The sole purpose of this filing is to file revised risk/return summary information for Janus High-Yield Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund in interactive data format.